Critical Accounting Judgements and Key Sources of Estimation Uncertainty	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Critical Accounting Judgements and Key Sources of Estimation Uncertainty [Abstract]
CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY
3	CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

Management believes that there are no key assumptions made concerning the future, and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of the assets and liabilities within the next financial year other than as disclosed below:-

Impairment of Trade Receivables and Contract Assets

The Group uses the simplified approach to estimate a lifetime expected credit loss allowance for all trade receivables and contract assets. The contract assets are grouped with trade receivables for impairment assessment because they have substantially the same risk characteristics as the trade receivables for the same types of contracts. The Group develops the expected loss rates based on the payment profiles of past sales and the corresponding historical credit losses, and adjusts for qualitative and quantitative reasonable and supportable forward-looking information. If the expectation is different from the estimation, such difference will impact the carrying value of trade receivables and contract assets.

Contract Revenue Recognition

Revenue from providing product and services related to renewable energy services industry is recognized over time measure via input method, determined based on the proportion of costs incurred for work performed to date over the estimated total costs. Transaction price is computed based on the price specified in the contract and adjusted for any variable consideration such as incentives and penalties. The Group applied judgement and assumptions significantly affects the determination of the amount and the timing of revenue recognized from contract with customers for commercial& industrial and large scale solar. The Group measures the performance of service work done by comparing the actual costs incurred with the estimated total costs required to complete the services. Significant judgements are required to estimate the total contract costs to complete. In making these estimate, management relied on estimates and also on past experience of completed projects. A change in estimate will directly affect the revenue to be recognized.

3	CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

Management believes that there are no key assumptions made concerning the future, and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of the assets and liabilities within the next financial year other than as disclosed below:-

Impairment of Trade Receivables and Contract Assets

The Group uses the simplified approach to estimate a lifetime expected credit loss allowance for all trade receivables and contract assets. The contract assets are grouped with trade receivables for impairment assessment because they have substantially the same risk characteristics as the trade receivables for the same types of contracts. The Group develops the expected loss rates based on the payment profiles of past sales and the corresponding historical credit losses, and adjusts for qualitative and quantitative reasonable and supportable forward-looking information. If the expectation is different from the estimation, such difference will impact the carrying value of trade receivables and contract assets.

Contract Revenue Recognition

Revenue from providing product and services related to renewable energy services industry is recognized over time measure via input method, determined based on the proportion of costs incurred for work performed to date over the estimated total costs. Transaction price is computed based on the price specified in the contract and adjusted for any variable consideration such as incentives and penalties. The Group applied judgement and assumptions significantly affects the determination of the amount and the timing of revenue recognized from contract with customers for commercial& industrial and large scale solar. The Group measures the performance of service work done by comparing the actual costs incurred with the estimated total costs required to complete the services. Significant judgements are required to estimate the total contract costs to complete. In making these estimate, management relied on estimates and also on past experience of completed projects. A change in estimate will directly affect the revenue to be recognized.